Condensed Consolidated Statement of Changes in Equity - AUD ($)	Issued Capital [Member]	Attributable To Owners of Genetic Technologies Limited Other Reserves [Member]	Retained Earnings [Member]		Parent Interest [Member]	Non-controlling Interests [Member]	Total
Balance at Jun. 30, 2016	$ 115,272,576	$ 6,054,861	$ (109,444,248)		$ 11,883,189		$ 11,883,189
Loss for the year			(8,403,826)		(8,403,826)		(8,403,826)
Other comprehensive income (loss)		(130,655)			(130,655)		(130,655)
Total comprehensive loss		(130,655)	(8,403,826)		(8,534,481)		(8,534,481)
Contributions of equity (net of transaction costs)	6,814,939				6,814,939		6,814,939
Share-based payments		120,287			120,287		120,287
Share facility fee rebate	295,110				295,110		295,110
Transactions with owners in their capacity as owners	7,110,049	120,287			7,230,336		7,230,336
Balance at Jun. 30, 2017	122,382,625	6,044,493	(117,848,074)		10,579,044		10,579,044
Loss for the year			(5,463,872)		(5,463,872)		(5,463,872)
Other comprehensive income (loss)		(522,966)			(522,966)		(522,966)
Total comprehensive loss		(522,966)	(5,463,872)		(5,986,838)		(5,986,838)
Contributions of equity (net of transaction costs)	(9,963)				(9,963)		(9,963)
Share-based payments		129,635			129,635		129,635
Share facility fee rebate
Transactions with owners in their capacity as owners	(9,963)	129,635			119,672		119,672
Balance at Jun. 30, 2018	122,372,662	5,651,162	(123,311,946)		4,711,878		4,711,878
Loss for the year		(54,789)	(3,123,372)				(3,123,372)
Total comprehensive loss		(54,789)	(3,123,372)				(3,178,161)
Contributions of equity (net of transaction costs)	1,346,794						1,346,794
Share-based payments		138,381					138,381
Transactions with owners in their capacity as owners	1,346,794	138,381					1,485,175
Balance at Dec. 31, 2018	123,719,456	5,734,754	(126,435,318)				3,018,892
Balance at Jun. 30, 2018	122,372,662	5,651,162	(123,311,946)		4,711,878		4,711,878
Loss for the year			(6,425,604)				(6,425,604)
Other comprehensive income (loss)		23,668					23,668
Total comprehensive loss		23,668	(6,425,604)				(6,401,936)
Contributions of equity (net of transaction costs)	3,126,162						3,126,162
Share-based payments		341,201					341,201
Reversal of forfeited options		(6,099)					(6,099)
Transactions with owners in their capacity as owners	3,126,162	335,102					3,461,264
Balance at Jun. 30, 2019	125,498,824	6,009,932	(129,737,550)				1,771,206
Balance at Jun. 28, 2019	125,498,824	6,009,932	(129,737,550)				1,771,206
Initial adoption of AASB 16			(14,712)	[1]			(14,712)	[1]
Balance at Jul. 02, 2019	125,498,824	6,009,932	(129,752,262)				1,756,494
Balance at Jun. 30, 2019	125,498,824	6,009,932	(129,737,550)				1,771,206
Loss for the year							(2,647,698)
Other comprehensive income (loss)							(381,163)
Total comprehensive loss							(3,028,861)
Share-based payments							33,771
Issue of options to underwriters							1,873,720
Balance at Dec. 31, 2019	127,807,987	7,454,278	(132,399,960)				2,862,305
Balance at Jul. 02, 2019	125,498,824	6,009,932	(129,752,262)				1,756,494
Loss for the year		(381,163)	(2,647,698)				(3,028,861)
Total comprehensive loss		(381,163)	(2,647,698)				(3,028,861)
Contributions of equity (net of transaction costs)	2,309,163						2,309,163
Share-based payments		33,771					33,771
Reversal of forfeited options		(81,982)					(81,982)
Issue of options to underwriters		1,873,720					1,873,720
Transactions with owners in their capacity as owners	2,309,163	1,825,509					4,134,672
Balance at Dec. 31, 2019	$ 127,807,987	$ 7,454,278	$ (132,399,960)				$ 2,862,305

[1]	See note 1 for details regarding the restatement as a result of a change in accounting policy.